Document and Entity Information	Sep. 07, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828522
Document Type	8-K
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	142 North Cedros Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	925-8215
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Common Stock Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ